Additional analysis of debt securities (Details) - USD ($) $ in Millions		Jun. 30, 2021	Dec. 31, 2020
Financial investments
Debt securities	[1]	$ 92,728
Consolidated investment funds | Operating segments
Financial investments
Debt securities		$ 14,791	$ 15,928

[1]	Included within equity securities and holdings in collective investment schemes, debt securities and other investments as at 30 June 2021 are $1,006 million of lent securities and assets subject to repurchase agreements (31 December 2020: $895 million from continuing operations). Included within discontinued operations is $2,281 million (31 December 2020: $1,112 million).